Other Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Other receivable	¥ 13,740	¥ 10,802
Deferred tax assets (Note 16)	12,787	6,448
Costs on uncompleted construction contracts	5,799
Time deposit	1,552	7,810
Other	14,481	10,022
Other current assets	¥ 48,359	¥ 35,082